STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended
	Aug. 31, 2010	Jun. 30, 2014	Aug. 31, 2010 Preferred Class [Member]	Jun. 30, 2014 2010 Rights Plan [Member]	May 30, 2013 Bond [Member]	Apr. 01, 2013 Bond [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				20.00%		100.00%
Percentage Of Tender Offer For Ordinary Shares				20.00%
Percentage Of Ordinary Shares Acquiring Discount				50.00%
Business Acquisition, Share Price (in dollars per share)			$ 160
Business Acquisition, Equity Interest Issued Or Issuable, Number Of Shares					1,407,907
Dividend Conversion Ratio Preferred Share Purchase For Each Outstanding Ordinary Share	1
Right Entitled To Buy Share Of Preferred Stock	1
Ratio Of Market Value Of Shareholders Right To Purchase Ordinary Shares To Exercise Price		2